Note 18 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of common shares	Impact on share capital
Flow-through shares issued at $0.94 per share	5,320,000	$5,001
Cash share issue costs	-	(533)
Proceeds net of share issue costs	5,320,000	4,468
Less: flow-through share premium liability (note 13)	-	(2,022)
Total allocated to share capital	5,320,000	$2,446
	Number of common shares	Impact on share capital
Flow-through shares issued at $1.44 per share	6,076,500	$8,750
Cash share issue costs	-	(912)
Proceeds net of share issue costs	6,076,500	$7,838
Less: flow-through share premium liability (note 13)	-	(3,889)
Total allocated to share capital	6,076,500	$3,949
	Number of common shares	Impact on share capital
Common shares issued at $0.80 per share	13,750,000	$11,000
Cash share issue costs	-	(136)
Proceeds net of share issue costs	13,750,000	$10,864